Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Annuity Account II

EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account II (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 1998.

Des Moines, Iowa

April 26, 2022

Appendix:

Subaccounts comprising EquiTrust Life Annuity Account II

Subaccounts	Statement of operations	Statements of changes in net assets

American Century VP Capital Appreciation Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

EquiTrust Life Annuity Account II

Statements of Assets and Liabilities

December 31, 2021

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation Units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
American Century VP Capital Appreciation Fund	$240,566	$240,566	$-	$240,566	$177,188	12,864.47	4,759.56	-
American Century VP Ultra® Fund	497,912	497,912	-	497,912	277,024	15,867.17	8,612.76	-
American Century VP Value Fund	50,658	26,736	23,922	50,658	37,039	3,705.75	1,109.82	993.04
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	54,478	54,478	-	54,478	33,589	953.25	1,504.68	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,867,054	2,862,797	4,257	2,867,054	2,122,602	53,370.33	67,526.00	100.41
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,196,620	1,196,620	-	1,196,620	824,628	28,778.75	29,094.00	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,227,060	1,227,060	-	1,227,060	858,746	21,240.44	33,637.38	-
Calvert VP NASDAQ-100 Index Portfolio	180,313	175,207	5,106	180,313	66,336	1,229.13	2,199.71	64.11
Calvert VP Russell 2000® Small Cap Index Portfolio	348,897	345,625	3,272	348,897	274,860	3,512.15	7,854.00	74.35
Calvert VP S&P MidCap 400 Index Portfolio	470,151	463,298	6,853	470,151	337,088	3,254.32	8,623.76	127.56
Federated Hermes Government Money Fund II - Service Shares	576,511	576,511	-	576,511	576,511	576,510.75	64,462.06	-
Federated Hermes Managed Volatility Fund II - Primary Shares	1,677,239	1,658,395	18,844	1,677,239	1,438,896	130,018.56	86,238.81	979.94
Federated Hermes Quality Bond Fund II - Primary Shares	1,006,670	927,723	78,947	1,006,670	993,789	89,402.32	75,646.86	6,437.35
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,256,649	2,214,662	41,987	2,256,649	1,469,256	41,520.67	32,965.51	624.97
Fidelity® VIP Growth & Income Portfolio - Initial Class	400,904	400,904	-	400,904	268,942	15,290.02	11,079.92	-
Fidelity® VIP Growth Portfolio - Initial Class	396,272	396,272	-	396,272	287,123	3,868.72	7,391.12	-
Fidelity® VIP High Income Portfolio - Service Class 2	61,116	61,116	-	61,116	62,475	12,150.27	2,232.66	-
Fidelity® VIP Index 500 Portfolio - Initial Class	1,304,607	1,288,835	15,772	1,304,607	536,243	2,786.01	27,956.80	342.11
Fidelity® VIP Mid Cap Portfolio - Service Class 2	805,818	805,818	-	805,818	673,679	20,457.43	13,069.75	-
Fidelity® VIP Overseas Portfolio - Initial Class	126,866	126,866	-	126,866	97,817	4,332.85	4,065.65	-
Franklin Global Real Estate VIP Fund - Class 2	31,528	31,528	-	31,528	27,173	1,804.69	1,396.91	-
Franklin Mutual Shares VIP Fund - Class 2	220,695	200,919	19,776	220,695	213,939	11,494.53	7,546.01	742.72
Franklin Small Cap Value VIP Fund - Class 2	423,448	423,448	-	423,448	380,780	24,141.86	8,443.64	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	396,986	396,986	-	396,986	312,672	17,730.53	8,512.44	-
Franklin U.S. Government Securities VIP Fund - Class 2	165,770	165,770	-	165,770	171,667	14,327.61	12,006.87	-
Templeton Growth VIP Fund - Class 2	152,115	152,115	-	152,115	154,180	13,124.66	7,798.57	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	1,023,433	1,023,433	-	1,023,433	796,837	76,719.09	17,298.84	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	96,263	96,263	-	96,263	67,504	3,389.55	2,109.22	-
T. Rowe Price All-Cap Opportunities Portfolio	1,515,820	1,515,820	-	1,515,820	1,201,053	39,188.72	24,982.59	-
T. Rowe Price Equity Income Portfolio	1,437,614	1,435,401	2,213	1,437,614	1,245,914	47,808.91	36,295.00	55.97
T. Rowe Price Mid-Cap Growth Portfolio	3,109,668	3,104,482	5,186	3,109,668	2,523,869	90,213.76	33,124.38	55.33
T. Rowe Price Moderate Allocation Portfolio	1,507,252	1,507,252	-	1,507,252	1,354,743	66,604.17	41,821.90	-
T. Rowe Price International Stock Portfolio	306,116	306,116	-	306,116	292,142	19,120.31	15,249.24	-

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account II

Statements of Operations

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
American Century VP Capital Appreciation Fund	$-	$(3,422)	$(3,422)	$7,008	$29,134	$36,142	$(10,006)	$22,714
American Century VP Ultra® Fund	-	(6,401)	(6,401)	17,342	29,796	47,138	48,607	89,344
American Century VP Value Fund	873	(703)	170	4,336	-	4,336	6,123	10,629
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	319	(740)	(421)	4,828	1,189	6,017	6,278	11,874
BNY Mellon VIF Appreciation Portfolio - Initial Shares	11,395	(36,194)	(24,799)	34,252	240,663	274,915	335,998	586,114
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	5,313	(15,681)	(10,368)	45,539	73,361	118,900	129,905	238,437
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,388	(17,211)	(15,823)	109,456	-	109,456	76,510	170,143
Calvert VP NASDAQ-100 Index Portfolio	454	(2,241)	(1,787)	8,778	8,942	17,720	20,582	36,515
Calvert VP Russell 2000® Small Cap Index Portfolio	2,636	(4,974)	(2,338)	9,013	9,715	18,728	27,528	43,918
Calvert VP S&P MidCap 400 Index Portfolio	3,773	(6,639)	(2,866)	60,997	12,812	73,809	32,024	102,967
Federated Hermes Government Money Fund II - Service Shares	10	(8,041)	(8,031)	-	-	-	-	(8,031)
Federated Hermes Managed Volatility Fund II - Primary Shares	28,295	(21,991)	6,304	2,751	-	2,751	235,820	244,875
Federated Hermes Quality Bond Fund II - Primary Shares	26,604	(14,733)	11,871	5,562	9,227	14,789	(56,581)	(29,921)
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,249	(28,400)	(27,151)	69,352	256,695	326,047	173,333	472,229
Fidelity® VIP Growth & Income Portfolio - Initial Class	9,110	(5,189)	3,921	7,505	16,692	24,197	49,951	78,069
Fidelity® VIP Growth Portfolio - Initial Class	-	(5,215)	(5,215)	12,086	76,732	88,818	(10,891)	72,712
Fidelity® VIP High Income Portfolio - Service Class 2	3,137	(811)	2,326	(377)	-	(377)	(303)	1,646
Fidelity® VIP Index 500 Portfolio - Initial Class	15,238	(16,938)	(1,700)	115,401	9,235	124,636	167,089	290,025
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,757	(10,748)	(7,991)	17,298	125,516	142,814	26,591	161,414
Fidelity® VIP Overseas Portfolio - Initial Class	631	(1,615)	(984)	2,383	8,778	11,161	8,886	19,063
Franklin Global Real Estate VIP Fund - Class 2	269	(366)	(97)	704	691	1,395	4,297	5,595
Franklin Mutual Shares VIP Fund - Class 2	6,241	(3,022)	3,219	(12,076)	-	(12,076)	43,162	34,305
Franklin Small Cap Value VIP Fund - Class 2	4,132	(5,710)	(1,578)	(11,121)	10,942	(179)	86,053	84,296
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(5,588)	(5,588)	6,714	46,533	53,247	(14,073)	33,586
Franklin U.S. Government Securities VIP Fund - Class 2	4,108	(2,389)	1,719	(4,619)	-	(4,619)	(2,450)	(5,350)
Templeton Growth VIP Fund - Class 2	1,790	(2,306)	(516)	4,129	-	4,129	2,363	5,976
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	8,844	(13,662)	(4,818)	42,538	48,716	91,254	146,784	233,220
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	685	(1,794)	(1,109)	14,701	3,313	18,014	4,083	20,988
T. Rowe Price All-Cap Opportunities Portfolio	-	(20,959)	(20,959)	69,518	282,543	352,061	(73,209)	257,893
T. Rowe Price Equity Income Portfolio	22,524	(20,173)	2,351	68,346	100,882	169,228	125,865	297,444
T. Rowe Price Mid-Cap Growth Portfolio	-	(41,967)	(41,967)	50,014	310,975	360,989	52,586	371,608

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Operations (continued)

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price Moderate Allocation Portfolio	$14,556	$(20,736)	$(6,180)	$20,946	$138,981	$159,927	$(32,784)	$120,963
T. Rowe Price International Stock Portfolio	1,858	(4,478)	(2,620)	7,485	20,526	28,011	(24,370)	1,021

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2021

	Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021

American Century VP Capital Appreciation Fund	$241,863	$(3,422)	$36,142	$(10,006)	$22,714	$670	$(22,332)	$(178)	$(2,171)	$(24,011)	$(1,297)	$240,566
American Century VP Ultra® Fund	422,890	(6,401)	47,138	48,607	89,344	2,680	(15,802)	(161)	(1,039)	(14,322)	75,022	497,912
American Century VP Value Fund	66,729	170	4,336	6,123	10,629	606	(3,700)	178	(23,784)	(26,700)	(16,071)	50,658
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	51,437	(421)	6,017	6,278	11,874	-	(8,770)	(32)	(31)	(8,833)	3,041	54,478
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,366,098	(24,799)	274,915	335,998	586,114	19,189	(66,755)	(2,479)	(35,113)	(85,158)	500,956	2,867,054
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,028,284	(10,368)	118,900	129,905	238,437	4,178	(55,858)	(947)	(17,474)	(70,101)	168,336	1,196,620
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,185,405	(15,823)	109,456	76,510	170,143	12,097	(139,725)	(1,533)	673	(128,488)	41,655	1,227,060
Calvert VP NASDAQ-100 Index Portfolio	151,925	(1,787)	17,720	20,582	36,515	-	(8,340)	(27)	240	(8,127)	28,388	180,313
Calvert VP Russell 2000® Small Cap Index Portfolio	336,039	(2,338)	18,728	27,528	43,918	2,019	(31,349)	(193)	(1,537)	(31,060)	12,858	348,897
Calvert VP S&P MidCap 400 Index Portfolio	491,683	(2,866)	73,809	32,024	102,967	1,577	(116,201)	(139)	(9,736)	(124,499)	(21,532)	470,151
Federated Hermes Government Money Fund II - Service Shares	569,451	(8,031)	-	-	(8,031)	18,751	(23,692)	(782)	20,814	15,091	7,060	576,511
Federated Hermes Managed Volatility Fund II - Primary Shares	1,487,579	6,304	2,751	235,820	244,875	21,031	(79,531)	(1,701)	4,986	(55,215)	189,660	1,677,239
Federated Hermes Quality Bond Fund II - Primary Shares	1,196,000	11,871	14,789	(56,581)	(29,921)	4,838	(193,276)	(437)	29,466	(159,409)	(189,330)	1,006,670
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,891,375	(27,151)	326,047	173,333	472,229	12,315	(80,214)	(1,224)	(37,832)	(106,955)	365,274	2,256,649
Fidelity® VIP Growth & Income Portfolio - Initial Class	320,748	3,921	24,197	49,951	78,069	6,603	(5,098)	(218)	800	2,087	80,156	400,904
Fidelity® VIP Growth Portfolio - Initial Class	344,660	(5,215)	88,818	(10,891)	72,712	4,128	(19,868)	(325)	(5,035)	(21,100)	51,612	396,272

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

	Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP High Income
Portfolio - Service Class 2	$58,594	$2,326	$(377)	$(303)	$1,646	$302	$(1,054)	$(84)	$1,712	$876	$2,522	$61,116
Fidelity® VIP Index 500 Portfolio -
Initial Class	1,149,698	(1,700)	124,636	167,089	290,025	4,484	(130,872)	(439)	(8,289)	(135,116)	154,909	1,304,607
Fidelity® VIP Mid Cap Portfolio -
Service Class 2	728,689	(7,991)	142,814	26,591	161,414	3,894	(46,572)	(669)	(40,938)	(84,285)	77,129	805,818
Fidelity® VIP Overseas Portfolio -
Initial Class	106,659	(984)	11,161	8,886	19,063	1,699	(3,699)	(95)	3,239	1,144	20,207	126,866
Franklin Global Real Estate VIP
Fund - Class 2	17,616	(97)	1,395	4,297	5,595	-	(1,721)	(75)	10,113	8,317	13,912	31,528
Franklin Mutual Shares VIP Fund -
Class 2	223,587	3,219	(12,076)	43,162	34,305	727	(15,741)	63	(22,246)	(37,197)	(2,892)	220,695
Franklin Small Cap Value VIP
Fund - Class 2	362,654	(1,578)	(179)	86,053	84,296	4,285	(7,342)	(364)	(20,081)	(23,502)	60,794	423,448
Franklin Small-Mid Cap Growth
VIP Fund - Class 2	409,119	(5,588)	53,247	(14,073)	33,586	2,214	(28,988)	(257)	(18,688)	(45,719)	(12,133)	396,986
Franklin U.S. Government
Securities VIP Fund - Class 2	256,959	1,719	(4,619)	(2,450)	(5,350)	2,872	(100,279)	(242)	11,810	(85,839)	(91,189)	165,770
Templeton Growth VIP Fund -
Class 2	196,856	(516)	4,129	2,363	5,976	180	(50,166)	(96)	(635)	(50,717)	(44,741)	152,115
J.P. Morgan Ins. Trust Mid Cap
Value Portfolio - Class 1	877,569	(4,818)	91,254	146,784	233,220	15,538	(56,827)	(474)	(45,593)	(87,356)	145,864	1,023,433
J.P. Morgan Ins. Trust Small Cap
Core Portfolio - Class 1	112,471	(1,109)	18,014	4,083	20,988	-	(35,786)	(93)	(1,317)	(37,196)	(16,208)	96,263
T. Rowe Price All-Cap
Opportunities Portfolio	1,389,695	(20,959)	352,061	(73,209)	257,893	6,261	(110,422)	(1,353)	(26,254)	(131,768)	126,125	1,515,820
T. Rowe Price Equity Income
Portfolio	1,303,466	2,351	169,228	125,865	297,444	6,096	(146,219)	(1,117)	(22,056)	(163,296)	134,148	1,437,614
T. Rowe Price Mid-Cap Growth
Portfolio	2,838,239	(41,967)	360,989	52,586	371,608	39,888	(109,993)	(2,778)	(27,296)	(100,179)	271,429	3,109,668
T. Rowe Price Moderate
Allocation Portfolio	1,429,518	(6,180)	159,927	(32,784)	120,963	5,115	(63,413)	(1,631)	16,700	(43,229)	77,734	1,507,252

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

	Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price International Stock
Portfolio	$366,556	$(2,620)	$28,011	$(24,370)	$1,021	$2,790	$(27,417)	$(337)	$(36,497)	$(61,461)	$(60,440)	$306,116

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

	Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
American Century VP Capital
Appreciation Fund	$241,812	$(3,312)	$64,096	$18,998	$79,782	$1,020	$(76,035)	$(198)	$(4,518)	$(79,731)	$51	$241,863
American Century VP Mid Cap
Value Fund	22,792	23	(693)	(1,964)	(2,634)	775	(20,933)	-	-	(20,158)	(22,792)	-
American Century VP Ultra®
Fund	369,509	(5,357)	112,357	46,437	153,437	1,470	(17,396)	(218)	(83,912)	(100,056)	53,381	422,890
American Century VP Value Fund	121,311	799	11,409	(16,615)	(4,407)	517	(56,714)	104	5,918	(50,175)	(54,582)	66,729
BNY Mellon Sustainable U.S.
Equity Portfolio - Service Shares	43,119	(223)	804	8,694	9,275	-	-	(42)	(915)	(957)	8,318	51,437
BNY Mellon VIF Appreciation
Portfolio - Initial Shares	2,238,046	(13,065)	282,769	167,233	436,937	4,769	(176,455)	(2,823)	(134,376)	(308,885)	128,052	2,366,098
BNY Mellon VIF Growth &
Income Portfolio - Initial Shares	906,134	(5,439)	110,585	83,190	188,336	6,323	(38,820)	(1,029)	(32,660)	(66,186)	122,150	1,028,284
BNY Mellon VIF Opportunistic
Small Cap Portfolio - Initial Shares	1,165,692	(7,493)	46,365	140,944	179,816	4,661	(94,183)	(1,515)	(69,066)	(160,103)	19,713	1,185,405
Calvert VP NASDAQ-100 Index
Portfolio	107,216	(1,133)	8,693	41,019	48,579	-	(4,026)	(60)	216	(3,870)	44,709	151,925
Calvert VP Russell 2000® Small
Cap Index Portfolio	340,847	(954)	29,914	23,379	52,339	894	(14,703)	(217)	(43,121)	(57,147)	(4,808)	336,039
Calvert VP S&P MidCap 400
Index Portfolio	472,564	(809)	29,526	19,720	48,437	2,792	(34,904)	(186)	2,980	(29,318)	19,119	491,683
Federated Hermes Government
Money Fund II - Service Shares	300,986	(6,290)	-	-	(6,290)	4,560	(34,007)	(819)	305,021	274,755	268,465	569,451
Federated Hermes Managed
Volatility Fund II - Primary Shares	1,785,855	19,569	9,078	(55,407)	(26,760)	12,369	(216,898)	(2,171)	(64,816)	(271,516)	(298,276)	1,487,579
Federated Hermes Quality Bond
Fund II - Primary Shares	1,069,268	13,967	2,438	54,496	70,901	7,739	(45,896)	(832)	94,820	55,831	126,732	1,196,000
Fidelity® VIP Contrafund®
Portfolio - Initial Class	1,822,962	(21,606)	247,047	252,062	477,503	12,278	(320,860)	(1,532)	(98,976)	(409,090)	68,413	1,891,375
Fidelity® VIP Growth & Income
Portfolio - Initial Class	295,965	2,106	17,694	286	20,086	6,402	(4,842)	(233)	3,370	4,697	24,783	320,748

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2020
Fidelity® VIP Growth Portfolio -
Initial Class	$213,695	$(3,522)	$26,514	$75,781	$98,773	$3,303	$(5,149)	$(264)	$34,302	$32,192	$130,965	$344,660
Fidelity® VIP High Income
Portfolio - Service Class 2	67,207	2,103	(1,151)	(500)	452	272	(9,704)	(109)	476	(9,065)	(8,613)	58,594
Fidelity® VIP Index 500 Portfolio -
Initial Class	1,003,877	3,792	39,555	118,946	162,293	10,689	(32,723)	(565)	6,127	(16,472)	145,821	1,149,698
Fidelity® VIP Mid Cap Portfolio -
Service Class 2	690,526	(6,276)	(6,010)	118,622	106,336	8,579	(53,192)	(703)	(22,857)	(68,173)	38,163	728,689
Fidelity® VIP Overseas Portfolio -
Initial Class	173,068	(1,425)	20,036	(7,553)	11,058	4,573	(21,435)	(99)	(60,506)	(77,467)	(66,409)	106,659
Franklin Global Real Estate VIP
Fund - Class 2	24,023	345	2,961	(4,927)	(1,621)	-	(2,826)	(87)	(1,873)	(4,786)	(6,407)	17,616
Franklin Mutual Shares VIP Fund -
Class 2	266,127	2,754	(1,217)	(20,276)	(18,739)	627	(35,541)	(63)	11,176	(23,801)	(42,540)	223,587
Franklin Small Cap Value VIP
Fund - Class 2	395,254	401	(3,162)	16,948	14,187	4,623	(10,889)	(383)	(40,138)	(46,787)	(32,600)	362,654
Franklin Small-Mid Cap Growth
VIP Fund - Class 2	307,310	(4,624)	33,777	120,077	149,230	1,223	(33,530)	(299)	(14,815)	(47,421)	101,809	409,119
Franklin U.S. Government
Securities VIP Fund - Class 2	176,409	2,853	(1,113)	2,077	3,817	2,851	(16,102)	(321)	90,305	76,733	80,550	256,959
Templeton Growth VIP Fund -
Class 2	249,393	3,583	4,981	(6,683)	1,881	180	(54,205)	(136)	(257)	(54,418)	(52,537)	196,856
J.P. Morgan Ins. Trust Mid Cap
Value Portfolio - Class 1	1,031,625	740	130,413	(143,356)	(12,203)	15,735	(146,147)	(544)	(10,897)	(141,853)	(154,056)	877,569
J.P. Morgan Ins. Trust Small Cap
Core Portfolio - Class 1	80,078	(435)	7,931	9,076	16,572	-	(305)	(100)	16,226	15,821	32,393	112,471
T. Rowe Price All-Cap
Opportunities Portfolio	1,090,861	(16,235)	250,577	190,354	424,696	7,314	(32,457)	(1,390)	(99,329)	(125,862)	298,834	1,389,695
T. Rowe Price Equity Income
Portfolio	1,392,935	11,237	68,989	(93,766)	(13,540)	8,722	(141,028)	(1,184)	57,561	(75,929)	(89,469)	1,303,466
T. Rowe Price Mid-Cap Growth
Portfolio	2,724,357	(35,454)	293,505	258,053	516,104	17,743	(193,691)	(3,028)	(223,246)	(402,222)	113,882	2,838,239

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
									Transfers
									between
				Change in					subaccounts,	Net increase
				unrealized	Net increase				including	(decrease) in
		Net	Net realized	appreciation/	(decrease) in		Transfers of	Transfers of	Declared	net assets	Total
	Net Assets at	investment	gain (loss)	depreciation	net assets	Transfers	surrenders	administrative	Interest	from	increase	Net Assets at
	December 31,	income	on	of	from	of net	and death	and other	Option	contract	(decrease) in	December 31,
Subaccount	2019	(loss)	investments	investments	operations	premiums	benefits	charges	account	transactions	net assets	2020
T. Rowe Price Moderate
Allocation Portfolio	$1,308,704	$(162)	$60,789	$102,479	$163,106	$7,769	$(41,843)	$(1,846)	$(6,372)	$(42,292)	$120,814	$1,429,518
T. Rowe Price International Stock
Portfolio	389,132	(3,062)	27,932	19,178	44,048	2,667	(59,945)	(429)	(8,917)	(66,624)	(22,576)	366,556

See accompanying notes.

EquiTrust Life Annuity Account II

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account II (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following thirty-five investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund

Fidelity® Variable Insurance Products Funds
American Century Variable Portfolios, Inc.	(continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP Growth Portfolio - Initial Class
American Century VP Inflation Protection Bond Fund (1)	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Mid Cap Value Fund (2)	Fidelity® VIP Index 500 Portfolio - Initial Class
American Century VP Ultra® Fund	Fidelity® VIP Mid Cap Portfolio - Service Class 2
American Century VP Value Fund	Fidelity® VIP Overseas Portfolio - Initial Class
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Franklin Templeton Variable Insurance Products Trust
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	Franklin Global Real Estate VIP Fund - Class 2
BNY Mellon Variable Investment Fund	Franklin Mutual Shares VIP Fund - Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Franklin Small Cap Value VIP Fund - Class 2
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Franklin Small-Mid Cap Growth VIP Fund - Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Franklin U.S. Government Securities VIP Fund - Class 2
Calvert Variable Products, Inc.	Templeton Growth VIP Fund - Class 2
Calvert VP NASDAQ-100 Index Portfolio	J.P. Morgan Insurance Trust
Calvert VP Russell 2000® Small Cap Index Portfolio	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
Calvert VP S&P MidCap 400 Index Portfolio	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
Federated Hermes Insurance Series	T. Rowe Price Equity Series, Inc.
Federated Hermes Government Money Fund II - Service Shares	T. Rowe Price All-Cap Opportunities Portfolio (3)
Federated Hermes Managed Volatility Fund II - Primary Shares	T. Rowe Price Equity Income Portfolio
Federated Hermes Quality Bond Fund II - Primary Shares	T. Rowe Price Mid-Cap Growth Portfolio
Fidelity® Variable Insurance Products Funds	T. Rowe Price Moderate Allocation Portfolio
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price International Series, Inc.
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2021 and 2020; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.
(2)	Subaccount was inactive during 2021; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets for the year ended December 31, 2021, have not been presented herein.
(3)	The names of the following investment options changed during the year:

Current Name	Former Name
T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price New America Growth Portfolio

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2021, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $45 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2021:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$29,460	$27,759
American Century VP Ultra® Fund	32,084	23,011
American Century VP Value Fund	1,597	28,127

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	1,588	9,653

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	287,417	156,711
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	84,773	91,881
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	33,400	177,711

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	9,518	10,490
Calvert VP Russell 2000® Small Cap Index Portfolio	14,870	38,553
Calvert VP S&P MidCap 400 Index Portfolio	17,414	131,967

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	44,862	37,802
Federated Hermes Managed Volatility Fund II - Primary Shares	69,015	117,926
Federated Hermes Quality Bond Fund II - Primary Shares	80,538	218,849

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	272,798	150,209
Fidelity® VIP Growth & Income Portfolio - Initial Class	34,664	11,964
Fidelity® VIP Growth Portfolio - Initial Class	79,693	29,276
Fidelity® VIP High Income Portfolio - Service Class 2	10,669	7,467
Fidelity® VIP Index 500 Portfolio - Initial Class	33,883	161,464
Fidelity® VIP Mid Cap Portfolio - Service Class 2	131,178	97,938
Fidelity® VIP Overseas Portfolio - Initial Class	15,662	6,724

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$11,433	$2,522
Franklin Mutual Shares VIP Fund - Class 2	7,955	41,933
Franklin Small Cap Value VIP Fund - Class 2	25,331	39,469
Franklin Small-Mid Cap Growth VIP Fund - Class 2	48,967	53,741
Franklin U.S. Government Securities VIP Fund - Class 2	23,109	107,229
Templeton Growth VIP Fund - Class 2	1,971	53,204

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	71,607	115,065
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	8,382	43,374

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	294,991	165,175
T. Rowe Price Equity Income Portfolio	134,396	194,459
T. Rowe Price Mid-Cap Growth Portfolio	365,229	196,400
T. Rowe Price Moderate Allocation Portfolio	178,442	88,870

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	29,985	73,540

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2021 and 2020:

	Period Ended December 31,
	2021			2020
			Net			Net
			Increase			Increase
Subaccount	Purchased Redeemed		(Decrease)	Purchased Redeemed		(Decrease)

American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	14	500	(486)	32	2,154	(2,122)
American Century VP Mid Cap Value Fund	-	-	-	38	973	(935)
American Century VP Ultra® Fund	52	324	(272)	184	2,772	(2,588)
American Century VP Value Fund	34	1,332	(1,298)	436	3,193	(2,757)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	3	273	(270)	-	42	(42)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	940	3,287	(2,347)	195	10,954	(10,759)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	188	2,070	(1,882)	847	3,420	(2,573)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	934	4,619	(3,685)	898	6,970	(6,072)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	5	128	(123)	7	82	(75)
Calvert VP Russell 2000® Small Cap Index Portfolio	67	764	(697)	82	1,779	(1,697)
Calvert VP S&P MidCap 400 Index Portfolio	26	2,505	(2,479)	231	1,063	(832)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	5,168	3,501	1,667	41,307	11,310	29,997
Federated Hermes Managed Volatility Fund II - Primary Shares	2,465	5,656	(3,191)	1,402	19,025	(17,623)
Federated Hermes Quality Bond Fund II - Primary Shares	3,765	16,515	(12,750)	9,253	4,818	4,435

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	335	2,238	(1,903)	960	9,515	(8,555)
Fidelity® VIP Growth & Income Portfolio - Initial Class	289	220	69	406	201	205
Fidelity® VIP Growth Portfolio - Initial Class	75	496	(421)	1,185	246	939
Fidelity® VIP High Income Portfolio - Service Class 2	282	251	31	30	379	(349)
Fidelity® VIP Index 500 Portfolio - Initial Class	267	3,591	(3,324)	946	1,520	(574)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	70	1,605	(1,535)	703	2,186	(1,483)
Fidelity® VIP Overseas Portfolio - Initial Class	219	188	31	385	3,815	(3,430)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

		Period Ended December 31,
	2021			2020
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	522	101	421	48	314	(266)
Franklin Mutual Shares VIP Fund - Class 2	74	1,654	(1,580)	659	1,790	(1,131)
Franklin Small Cap Value VIP Fund - Class 2	234	731	(497)	375	1,542	(1,167)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	60	1,066	(1,006)	38	1,455	(1,417)
Franklin U.S. Government Securities VIP Fund - Class 2	1,382	7,395	(6,013)	6,915	1,562	5,353
Templeton Growth VIP Fund - Class 2	15	2,654	(2,639)	194	3,553	(3,359)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	299	2,000	(1,701)	1,235	4,343	(3,108)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	107	948	(841)	761	166	595

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	260	2,562	(2,302)	254	3,463	(3,209)
T. Rowe Price Equity Income Portfolio	384	4,842	(4,458)	2,723	5,429	(2,706)
T. Rowe Price Mid-Cap Growth Portfolio	699	1,819	(1,120)	625	6,523	(5,898)
T. Rowe Price Moderate Allocation Portfolio	778	2,010	(1,232)	1,118	2,585	(1,467)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	401	3,398	(2,997)	1,258	4,874	(3,616)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2021, 2020, 2019, 2018 and 2017, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

American Century VP Capital Appreciation Fund:
2021	4,760	$50.54	$240,566	-%	1.40%	9.61%
2020	5,246	46.11	241,863	-	1.40	40.49
2019	7,368	32.82	241,812	-	1.40	33.69
2018	7,552	24.55	185,379	-	1.40	(6.51)
2017	7,920	26.26	207,952	-	1.40	20.13
American Century VP Mid Cap Value Fund:
2021	-	-	-	-	-	-
2020	-	-	-	1.06	1.40	(11.78)
2019	935	24.37	22,792	2.06	1.40	27.39
2018	886	19.13	16,954	1.42	1.40	(14.06)
2017	881	22.26	19,619	1.56	1.40	10.20
American Century VP Ultra® Fund:
2021	8,613	57.81	497,912	-	1.40	21.45
2020	8,885	47.60	422,890	-	1.40	47.78
2019	11,473	32.21	369,509	-	1.40	32.72
2018	11,589	24.27	281,218	0.22	1.40	(0.61)
2017	9,018	24.42	220,221	0.35	1.40	30.45
American Century VP Value Fund:
2021	2,103	24.09	50,658	1.72	1.40	22.78
2020	3,401	19.62	66,729	2.24	1.40	(0.41)
2019	6,158	19.70	121,311	2.08	1.40	25.32
2018	7,150	15.72	112,420	1.66	1.40	(10.43)
2017	7,289	17.55	127,944	1.67	1.40	7.21
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2021	1,505	36.21	54,478	0.60	1.40	24.95
2020	1,775	28.98	51,437	0.89	1.40	22.12
2019	1,817	23.73	43,119	1.25	1.40	32.20
2018	1,832	17.95	32,881	1.48	1.40	(5.97)
2017	1,937	19.09	36,980	0.93	1.40	13.43
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2021	67,626	42.40	2,867,054	0.44	1.40	25.41
2020	69,973	33.81	2,366,098	0.79	1.40	21.97
2019	80,732	27.72	2,238,046	1.16	1.40	34.24
2018	84,880	20.65	1,753,056	1.25	1.40	(8.18)
2017	89,230	22.49	2,006,384	1.34	1.40	25.64
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2021	29,094	41.13	1,196,620	0.47	1.40	23.92
2020	30,976	33.19	1,028,284	0.77	1.40	22.88
2019	33,549	27.01	906,134	1.08	1.40	27.35
2018	36,180	21.21	767,370	0.80	1.40	(6.03)
2017	39,189	22.57	884,356	0.74	1.40	18.11

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2021	33,637	$36.48	$1,227,060	0.11%	1.40%	14.86%
2020	37,322	31.76	1,185,405	0.67	1.40	18.24
2019	43,394	26.86	1,165,692	-	1.40	20.07
2018	47,626	22.37	1,065,246	-	1.40	(20.19)
2017	51,968	28.03	1,456,900	-	1.40	22.94
Calvert VP NASDAQ-100 Index Portfolio:
2021	2,264	79.65	180,313	0.28	1.40	25.12
2020	2,387	63.66	151,925	0.47	1.40	46.18
2019	2,462	43.55	107,216	0.53	1.40	36.86
2018	2,489	31.82	79,203	0.53	1.40	(1.85)
2017	2,672	32.42	86,608	0.48	1.40	30.57
Calvert VP Russell 2000® Small Cap Index Portfolio:
2021	7,928	44.01	348,897	0.74	1.40	12.96
2020	8,625	38.96	336,039	1.07	1.40	17.99
2019	10,322	33.02	340,847	0.94	1.40	23.35
2018	10,246	26.77	274,293	1.06	1.40	(12.46)
2017	10,926	30.58	334,160	0.75	1.40	12.80
Calvert VP S&P MidCap 400 Index Portfolio:
2021	8,751	53.72	470,151	0.79	1.40	22.70
2020	11,230	43.78	491,683	1.20	1.40	11.74
2019	12,062	39.18	472,564	1.18	1.40	24.11
2018	12,384	31.57	390,966	1.16	1.40	(12.57)
2017	12,819	36.11	462,897	0.70	1.40	14.31
Federated Hermes Government Money Fund II - Service Shares:
2021	64,462	8.94	576,511	-	1.40	(1.43)
2020	62,795	9.07	569,451	0.12	1.40	(1.20)
2019	32,798	9.18	300,986	1.64	1.40	0.22
2018	36,372	9.16	332,990	1.24	1.40	(0.11)
2017	37,201	9.17	341,110	0.31	1.40	(1.08)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2021	87,219	19.23	1,677,239	1.79	1.40	16.90
2020	90,410	16.45	1,487,579	2.62	1.40	(0.48)
2019	108,033	16.53	1,785,855	2.11	1.40	18.58
2018	118,939	13.94	1,658,179	1.75	1.40	(9.72)
2017	44,502	15.44	687,180	3.90	1.40	16.53
Federated Hermes Quality Bond Fund II - Primary Shares:
2021	82,084	12.26	1,006,670	2.51	1.40	(2.78)
2020	94,834	12.61	1,196,000	2.64	1.40	6.59
2019	90,399	11.83	1,069,268	3.08	1.40	7.94
2018	107,938	10.96	1,182,865	3.10	1.40	(1.97)
2017	113,704	11.18	1,271,129	3.42	1.40	2.57
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2021	33,590	67.18	2,256,649	0.06	1.40	26.06
2020	35,493	53.29	1,891,375	0.24	1.40	28.75
2019	44,048	41.39	1,822,962	0.45	1.40	29.79
2018	47,044	31.89	1,500,338	0.68	1.40	(7.67)
2017	52,903	34.54	1,827,497	0.97	1.40	20.18

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Growth & Income Portfolio - Initial Class:
2021	11,080	$36.18	$400,904	2.44%	1.40%	24.20%
2020	11,011	29.13	320,748	2.16	1.40	6.35
2019	10,806	27.39	295,965	3.56	1.40	28.29
2018	11,057	21.35	236,111	0.34	1.40	(10.26)
2017	12,621	23.79	300,287	1.29	1.40	15.26
Fidelity® VIP Growth Portfolio - Initial Class:
2021	7,391	53.61	396,272	-	1.40	21.51
2020	7,812	44.12	344,660	0.07	1.40	41.91
2019	6,873	31.09	213,695	0.26	1.40	32.47
2018	10,652	23.47	250,025	0.24	1.40	(1.55)
2017	12,282	23.84	292,831	0.22	1.40	33.26
Fidelity® VIP High Income Portfolio - Service Class 2:
2021	2,233	27.37	61,116	5.37	1.40	2.86
2020	2,202	26.61	58,594	4.79	1.40	0.99
2019	2,551	26.35	67,207	4.96	1.40	13.19
2018	2,970	23.28	69,141	5.61	1.40	(4.98)
2017	2,916	24.50	71,439	5.22	1.40	5.47
Fidelity® VIP Index 500 Portfolio - Initial Class:
2021	28,299	46.10	1,304,607	1.25	1.40	26.82
2020	31,623	36.35	1,149,698	1.78	1.40	16.58
2019	32,197	31.18	1,003,877	1.93	1.40	29.54
2018	34,024	24.07	818,915	1.83	1.40	(5.83)
2017	36,377	25.56	929,662	1.80	1.40	20.06
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2021	13,070	61.66	805,818	0.36	1.40	23.59
2020	14,605	49.89	728,689	0.40	1.40	16.24
2019	16,088	42.92	690,526	0.68	1.40	21.48
2018	18,387	35.33	649,690	0.37	1.40	(15.98)
2017	22,506	42.05	946,311	0.50	1.40	18.89
Fidelity® VIP Overseas Portfolio - Initial Class:
2021	4,066	31.20	126,866	0.54	1.40	18.05
2020	4,035	26.43	106,659	0.32	1.40	14.02
2019	7,465	23.18	173,068	1.72	1.40	25.98
2018	8,095	18.40	148,936	1.70	1.40	(15.98)
2017	6,660	21.90	145,881	1.37	1.40	28.52
Franklin Global Real Estate VIP Fund - Class 2:
2021	1,397	22.57	31,528	1.02	1.40	25.04
2020	976	18.05	17,616	3.28	1.40	(6.72)
2019	1,242	19.35	24,023	2.65	1.40	20.71
2018	1,291	16.03	20,685	2.62	1.40	(8.08)
2017	1,329	17.44	23,170	3.10	1.40	9.00
Franklin Mutual Shares VIP Fund - Class 2:
2021	8,289	26.63	220,695	2.87	1.40	17.57
2020	9,869	22.65	223,587	2.67	1.40	(6.37)
2019	11,000	24.19	266,127	1.83	1.40	20.89
2018	12,024	20.01	240,655	2.44	1.40	(10.35)
2017	11,785	22.32	263,053	2.23	1.40	6.85

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small Cap Value VIP Fund - Class 2:
2021	8,444	$50.15	$423,448	1.01%	1.40%	23.64%
2020	8,941	40.56	362,654	1.51	1.40	3.73
2019	10,108	39.10	395,254	1.06	1.40	24.60
2018	10,492	31.38	329,226	0.88	1.40	(14.10)
2017	11,069	36.53	404,326	0.53	1.40	9.14
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2021	8,512	46.64	396,986	-	1.40	8.52
2020	9,518	42.98	409,119	-	1.40	52.95
2019	10,935	28.10	307,310	-	1.40	29.61
2018	11,719	21.68	254,069	-	1.40	(6.67)
2017	14,678	23.23	341,040	-	1.40	19.74
Franklin U.S. Government Securities VIP Fund - Class 2:
2021	12,007	13.81	165,770	2.39	1.40	(3.16)
2020	18,020	14.26	256,959	2.72	1.40	2.37
2019	12,667	13.93	176,409	2.82	1.40	3.80
2018	15,427	13.42	207,021	2.81	1.40	(1.03)
2017	16,125	13.56	218,696	2.64	1.40	(0.07)
Templeton Growth VIP Fund - Class 2:
2021	7,799	19.51	152,115	1.08	1.40	3.45
2020	10,438	18.86	196,856	3.09	1.40	4.31
2019	13,797	18.08	249,393	2.76	1.40	13.57
2018	14,964	15.92	238,172	2.02	1.40	(16.03)
2017	15,848	18.96	300,428	1.60	1.40	16.89
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2021	17,299	59.16	1,023,433	0.90	1.40	28.11
2020	19,000	46.18	877,569	1.48	1.40	(1.03)
2019	22,108	46.66	1,031,625	1.60	1.40	25.03
2018	23,411	37.32	873,814	0.97	1.40	(13.07)
2017	23,612	42.93	1,013,774	0.78	1.40	12.21
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2021	2,109	45.64	96,263	0.53	1.40	19.73
2020	2,950	38.12	112,471	0.84	1.40	12.08
2019	2,355	34.01	80,078	0.39	1.40	22.87
2018	2,495	27.68	69,064	0.38	1.40	(13.15)
2017	2,603	31.87	82,972	0.33	1.40	13.66
T. Rowe Price All-Cap Opportunities Portfolio:
2021	24,983	60.68	1,515,820	-	1.40	19.14
2020	27,285	50.93	1,389,695	-	1.40	42.38
2019	30,494	35.77	1,090,861	0.41	1.40	33.07
2018	32,302	26.88	868,334	0.15	1.40	(0.26)
2017	33,372	26.95	899,300	0.09	1.40	32.63
T. Rowe Price Equity Income Portfolio:
2021	36,351	39.55	1,437,614	1.55	1.40	23.83
2020	40,809	31.94	1,303,466	2.33	1.40	(0.22)
2019	43,515	32.01	1,392,935	2.29	1.40	24.65
2018	48,232	25.68	1,238,517	2.00	1.40	(10.77)
2017	52,542	28.78	1,511,905	1.75	1.40	14.43

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price Mid-Cap Growth Portfolio:
2021	33,180	$93.72	$3,109,668	-%	1.40%	13.26%
2020	34,300	82.75	2,838,239	-	1.40	22.10
2019	40,198	67.77	2,724,357	0.13	1.40	29.48
2018	43,983	52.34	2,302,155	-	1.40	(3.40)
2017	46,166	54.18	2,501,232	-	1.40	23.08
T. Rowe Price Moderate Allocation Portfolio:
2021	41,822	36.04	1,507,252	0.98	1.40	8.55
2020	43,054	33.20	1,429,518	1.38	1.40	12.93
2019	44,521	29.40	1,308,704	1.95	1.40	18.17
2018	49,604	24.88	1,234,093	1.78	1.40	(6.40)
2017	52,493	26.58	1,395,217	1.49	1.40	15.82
T. Rowe Price International Stock Portfolio:
2021	15,249	20.07	306,116	0.58	1.40	(0.10)
2020	18,246	20.09	366,556	0.52	1.40	12.87
2019	21,862	17.80	389,132	2.38	1.40	26.06
2018	23,502	14.12	331,963	1.38	1.40	(15.45)
2017	24,419	16.70	407,699	1.14	1.40	26.13

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.